Insurance and reinsurance contracts - Products and determining contract liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Fair value of underlying items for contracts with direct participation features	$ 133,641	$ 127,570
Including JVs and associates
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Percentage of CSM calculated under VFA			72.00%
Percentage of CSM calculated under GMM			28.00%
RI | A- and above by Standard & Poor's
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Maximum exposure to credit risk percentage	99.00%	98.00%